Short-term bank loans and other debt (Tables)	12 Months Ended
Dec. 31, 2020
Short-term bank loans and other debt
Schedule of short-term bank loans and other debt

	December 31,	December 31,
	2019	2020
	US$	US$
Loan from The Bank of East Asia
Due January 2, 2020, at 1.10% plus 1 month LIBOR	19,900,000	—

Loan from Zhongyuan Aviation Finance Leasing Co.,Ltd.
Due December 20 2020, at 10.00% per annum	11,467,562	—

Loan from Hua Xia Bank Co., Ltd.
Due May 30, 2020, at 6.5250% per annum	8,600,671	—
Due December 28, 2021, at 8.00% per annum	—	9,195,543

Loan from Shandong Rongyue Finance Leasing Co., Ltd.
Due December 24, 2020, at 5.00% per annum	4,300,335	—

Loan from Zhongyuan Commercial Factoring Co., Ltd.
Due January 30, 2020, at 10.00% per annum	28,668,902	—

Loan from Tianjin financial exchange center Co., Ltd. at 9.00% per annum	189,215	—
Loan from Tianjin financial exchange center Co., Ltd. at 8.50% per annum	51,604	—
Loan from Tianjin financial exchange center Co., Ltd. at 8.00% per annum	240,819	2,896,595

Loan from Shenzhen Zhong’an Finance Leasing Co.,Ltd.
Due December 26, 2021, at 5.89% per annum	—	1,532,592

Total short-term bank loans and other debt	73,419,108	13,624,730